Discontinued Operations (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended
	Oct. 29, 2013	Jun. 30, 2014	Feb. 11, 2014 Marco Garibaldi [Member]	Feb. 11, 2014 Note holder [Member]
Number of shares cancelled	150,000		2,140,000
Number of remaining shares delivered				100,000
Loss on disposal of assets		$ 0